SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION
21	SEGMENT INFORMATION

Operating

The Company has one reportable operating segment in its continuing operations, B2B Online Gaming.

The accounting policies of the reportable operating segments are the same as those described in the Company’s summary of significant accounting policies (Note 2). The Company measures reportable operating segment performance based on adjusted EBITDA and is not reliant on any single external customer.

Geography – Revenue

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2022	2021
Netherlands	36,870	5,818
Curaçao	17,209	14,304
Malta	14,626	28,127
USA	3,997	603
Croatia	3,045	2,391
Serbia	1,576	1,042
Romania	1,081	1,593
Other	6,330	4,441
Revenue	84,734	58,319

This segmentation is not correlated to the geographical location of the Company’s worldwide end-user base.

21	SEGMENT INFORMATION (CONTINUED)

Geography – Non-Current Assets

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2022	2021
United States	73,611	55,581
Other	1,039	851
Non-current assets	74,650	56,432